Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary Of Basic and Diluted Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(20,957)	$(18,693)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	55,688,281	7,767,169

Net loss per common share—basic and diluted	$(0.38)	$(2.41)

Schedule of Revenue by Geographic Location

The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Year ended December 31,
	2019	2020
United States	$7,035	$8,328
Americas, excluding United States	361	436
Europe, Middle East and Africa	2,368	5,870
Asia and Pacific	1,649	4,270

Total	$11,413	$18,904

Schedule of Allowance for Doubtful Accounts

Changes in the Company’s allowance for doubtful accounts were as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020
Beginning balance	$—	$117
Provisions	169	67
Uncollectible accounts written off, net of recoveries	(52)	(56)

Ending balance	$117	$128

Summary of Changes in Allowance for Excess and Obsolete Inventory

Changes in the Company’s allowance for excess and obsolete inventory were as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020
Beginning balance	$1,676	$6,440
Charged to cost of revenue	8,875	797
Direct write off	(4,111)	(4,538)

Ending balance	$6,440	$2,699

Schedules of Concentration of Risk by Major Customers

Accounts receivable from the Company’s major customers representing 10% or more of total accounts receivable was as follows:

	March 31, 2021		December 31, 2020
Customer A	14%		13%
Customer B		*	23%

*	Customer accounted for less than 10% of total accounts receivable in the period.

Revenue from the Company’s major customers representing 10% or more of total revenue was as follows:

	March 31, 2021		March 31, 2020
Customer B		*	12%
Customer C	28%		*
Customer D		*	18%

*	Customer accounted for less than 10% of total revenue in the period.

Accounts receivable from the Company’s major customers representing 10% or more of total accounts receivable was as follows:

	December 31, 2019	December 31, 2020
Customer A	10%	*
Customer B	21%	*
Customer C	*	13%
Customer D	*	23%

* Customer accounted for less than 10% of total accounts receivable in the period.

Schedule of Disaggregation of Revenue

The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Three Months Ended March 31,
	2021	2020
United States	$1,858	$1,274
Americas, excluding United States	366	71
Europe, Middle East and Africa	3,133	581
Asia and Pacific	1,254	374

Total	$6,611	$2,300

Colonnade Acquisition Corp.
Summary Of Basic and Diluted Income (Loss) Per Ordinary Share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from June 4, 2020 (inception) through December 31, 2020
Class A Ordinary shares
Numerator: Earnings allocable to Class A Ordinary shares
Interest income	$54,051
Unrealized gain on investments held in Trust Account	2,931

Net income allocable to Class A Ordinary shares	$56,982

Denominator: Weighted Average Class A Ordinary
Basic and diluted weighted average shares outstanding	13,913,043

Basic and diluted net income per share	$0.00

Class B Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(51,512,690)
Less: Net income allocable to Class A Ordinary Shares	(56,982)
Less: Accretion of Class A Ordinary Shares to redemption value	(16,012,881)

Net Loss attributable to Class B Ordinary Shares	$(67,582,553)

Denominator: Weighted Average Class B Ordinary Shares
Basic and diluted weighted average shares outstanding	5,000,000

Basic and diluted net loss per Class B Ordinary Share	$(13.52)